Victory Global Managed Volatility Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
Global Managed Volatility Composite Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.76%	8.07%	7.17%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.15%	7.92%	7.30%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.99%	5.75%	5.77%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.13%	5.76%	5.43%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.39%	8.14%	7.48%

[1]	The Global Managed Volatility Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation and consists of the MSCI All-Country World Index (70%) and the Bloomberg 1-3 Month US Treasury Bill (30%).